Related parties	9 Months Ended
Sep. 30, 2023
Related Party [Abstract]
Related parties	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. The Company has identified the following related parties and related transactions.
A.T. Holdings II Sàrl (“AT Holdings II”) is a shareholder in the Company. AT Holdings II is in turn ultimately wholly owned by Auven Therapeutics Holdings, L.P. (“ATH”), a limited partnership registered in the British Virgin Islands. ATH’s General Partner is Auven Therapeutics General L.P., which itself is a limited partnership whose General Partner is Auven Therapeutics GP Ltd. The manager of ATH is Auven Therapeutics Management L.L.L.P. (“ATM”). As a result, ATH is considered a related party.
Based on the Company’s contribution and equity interest in Overland ADCT BioPharma, certain of the Company’s employees serve on its board of directors. As a result, Overland ADCT BioPharma is considered a related party.
Services provided by the Company to related parties
As contemplated by the license agreement with Overland ADCT BioPharma, Overland ADCT BioPharma has elected to participate in certain of the Company’s global clinical trials, in exchange for which it reimburses the Company for a portion of the cost of those trials. Overland ADCT BioPharma also reimburses the Company for certain expenses in connection with technology transfer and assistance of clinical personnel. During the three and nine months ended September 30, 2023, the Company incurred KUSD 642 and KUSD 2,952, respectively, of clinical trial and service costs to be reimbursed by Overland ADCT BioPharma, which is recorded as a reduction of R&D expenses in the Company’s unaudited condensed consolidated interim statement of operations (three and nine months ended September 30, 2022: KUSD 818 and KUSD 2,014, respectively).
Related party balances
The Company had a related party receivable balance with Overland ADCT BioPharma of KUSD 2,123 and KUSD 805 as of September 30, 2023 and December 31, 2022, respectively. There was KUSD 20 in trade accounts payable with related parties as of December 31, 2022. There were no trade accounts payable with related parties as of September 30, 2023.
Key management compensation
The compensation of key management is shown below:

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2023	2022	2023	2022
Salaries and other short-term employee costs	2,381	2,177	8,599	6,383
Pension costs	17	47	248	251
Share-based compensation expense	1,823	8,011	8,535	20,460
Other compensation	32	7	103	25
Total	4,253	10,242	17,485	27,119